Balance sheets - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 36,876	$ 20,283	$ 8,269
Short-term investments	20,043
Prepaid expenses	662	159	47
Other current assets	73	40	7
Total current assets	57,654	20,482	8,323
Property and equipment, net	110	156	205
Deferred offering costs		410	1,750
Other assets	7	7	21
Total assets	57,771	21,055	10,299
Current liabilities:
Accounts payable	1,347	1,469	1,257
Accrued liabilities	1,556	1,985	1,157
Current portion of long-term debt		1,733
Other current liabilities	25	0
Current portion of deferred rent		9	10
Total current liabilities	2,928	5,196	2,424
Deferred revenue	165	700	200
Deferred rent		3	11
Long-term debt	7,489	4,243
Other non-current liabilities	251	261	42
Total liabilities	10,833	10,400	2,677
Commitments and contingencies
Convertible preferred stock:
Total convertible preferred stock		47,314	26,835
Stockholders' equity (deficit):
Preferred stock, $0.001 par value; 10,000,000 shares authorized and no shares issued at September 30, 2016; no shares authorized or issued at December 31, 2015
Common stock	21	3	2
Additional paid-in capital	102,481	2,701	2,509
Accumulated deficit	(55,559)	(39,363)	(21,724)
Accumulated other comprehensive loss	(5)
Total stockholders' equity (deficit)	46,938	(36,659)	(19,213)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 57,771	21,055	10,299
Scenario, Previously Reported
Current liabilities:
Other non-current liabilities		258
Series A Preferred Stock
Convertible preferred stock:
Total convertible preferred stock		4,086	4,086
Series A-1 Preferred Stock
Convertible preferred stock:
Total convertible preferred stock		7,900	7,858
Series B Preferred Stock
Convertible preferred stock:
Total convertible preferred stock		15,372	$ 14,891
Series C Preferred Stock
Convertible preferred stock:
Total convertible preferred stock		$ 19,956